SHAREHOLDERS' EQUITY - Capital Stock (Details)	Feb. 28, 2022 $ / shares shares	Dec. 31, 2021 vote shares
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)		400,000,000
Class A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)		112,474,388
Number of votes entitled to | vote		50
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)		1,400,000,000
Series I Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	3,300,000
Par value per share | $ / shares	$ 1,000
Series II Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	1,400,000
Par value per share | $ / shares	$ 1,000
Series II Preferred Shares | Preferred Shares Transaction | Senior Notes Due 2082 | Floating interest rate
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	1,400,000
Series I And II Preferred Shares | Preferred Shares Transaction | Senior Notes Due 2082 | Floating interest rate
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 1,000